Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Apr. 21, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred stock, shares authorized	20,000,000		20,000,000
Preferred stock, shares issued	0		0
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	1,000,000,000		1,000,000,000
Common stock, issued	18,969,989		2,469,648
Common stock, outstanding	18,969,989	8,309,989	2,469,648
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred stock, shares authorized	20,000,000		20,000,000
Preferred stock, shares issued	0		0
Common stock par value (in Dollars per share)	$ 0.01		$ 0.01
Common stock, authorized	1,000,000,000		1,000,000,000
Common stock, issued	18,969,989		2,469,648
Common stock, outstanding	18,969,989		2,469,648